Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Documentand Entity Information [Abstract]
Entity Registrant Name	VERSO PAPER HOLDINGS LLC
Entity Central Index Key	0001395864
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4/A
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	VRS
Amendment Flag	false